SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22 - SUBSEQUENT EVENTS

The Company has performed an evaluation of subsequent events through October 21, 2026, which was the date of the issuance of the consolidated financial statements.

On October 9, 2026, the Company held an extraordinary general meeting of shareholders and a separate class-level meeting for holders of Class A Ordinary Shares. By special resolutions, shareholders approved the Change of Voting Rights, pursuant to which the voting power per Class B Ordinary Share will be (i) increased from 30 votes to 100 votes per share, while each Class A Ordinary Share will continue to carry 1 vote. (ii) a reduction in the par value of each issued Class A Ordinary Share and Class B Ordinary Share from US$0.001 to US$0.0000001, a subdivision of each authorized but unissued Class A Ordinary Share and Class B Ordinary Share into 10,000 shares of the corresponding class, and the cancellation of certain excess authorized but unissued shares, such that, upon effectiveness of the foregoing, the authorized share capital of the Company would be US$10 divided into 75,000,000 Class A Ordinary Shares and 25,000,000 Class B Ordinary Shares, each with a par value of US$0.0000001; (iii) an increase in the authorized share capital of the Company from US$10 to US$100,000, divided into (a) 750,000,000,000 Class A Ordinary Shares and (b) 250,000,000,000 Class B Ordinary Shares, each with a par value of US$0.0000001, by the creation of an additional 749,925,000,000 Class A Ordinary Shares and 249,975,000,000 Class B Ordinary Shares; and (iv) the adoption of the third amended and restated memorandum and articles of association of the Company to reflect the foregoing changes. All of the foregoing changes will become effective simultaneously upon completion of the relevant filings and registrations with the Registrar of Companies in the Cayman Islands. As of the date of issuing this annual report, such filings and registrations had not been completed and, accordingly, none of the foregoing changes had become effective.

There are no subsequent events that would have material impacts on the consolidated financial statements, except for the events disclosed elsewhere in the consolidated financial statements.